TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05554
Morgan Stanley California Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2009
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (85.9%)
$2,435	ABAG Finance Authority for Nonprofit Corps., Eskaton Village-Roseville Ser 2006	0.34%	10/07/09	$2,435,000
2,350	Antelope Valley-East Kern Water Agency, Ser 2008 A-2 (COPs)	0.24	10/07/09	2,350,000
4,375	Austin Trust, Metropolitan Water District of Southern California Waterworks Ser 2007 A Custody Receipts Ser 2008-1087	0.30	10/07/09	4,375,000
2,100	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge 2007 Ser A2	0.30	10/07/09	2,100,000
	California Health Facilities Financing Authority,
1,140	Adventist Health System 1991 Ser A	0.24	10/07/09	1,140,000
4,625	Catholic Healthcare West Ser 2008 A	0.28	10/07/09	4,625,000
3,500	Kaiser Permanente Ser 2006 C	0.28	10/07/09	3,500,000
2,000	Lucile Salter Packard Children’s Hospital at Stanford Ser 2008 A	0.28	10/07/09	2,000,000
1,150	Scripps Health Ser 2008 C	0.24	10/07/09	1,150,000
5,750	Scripps Health Ser 2008 F	0.21	10/07/09	5,750,000
6,200	California Infrastructure & Economic Development Bank, Los Angeles SPCA Ser 2002 A	0.20	10/07/09	6,200,000
	California Statewide Communities Development Authority,
1,900	John Muir Health Ser 2008 A	0.27	10/01/09	1,900,000
1,300	Kaiser Permanente Ser 2004 L	0.28	10/07/09	1,300,000
2,700	Kaiser Permanente Ser 2004 J	0.28	10/07/09	2,700,000
4,100	University of San Diego Ser 2005	0.27	10/07/09	4,100,000
4,535	Castaic Lake Water Agency, Ser 1994 A (COPs)	0.20	10/07/09	4,535,000
1,016	City of Irvine Assessments District No. 87-8, CA Improvement Bond Act 1915, Ser 1999	0.27	10/01/09	1,016,000
1,900	City of Modesto, Multifamily Housing Shadowbrook Apartments Ser 2001 A	0.40	10/07/09	1,900,000
2,250	City of Tustin, Improvement Bond Act 1915 Reassessment District No 95-2-A Ser 1996	0.28	10/01/09	2,250,000
2,200	City of Whittier, Presbyterian Intercommunity Hospital Ser 2009 C	0.21	10/07/09	2,200,000
600	County of Riverside, Public Facilities Ser 1985 A (COPs)	0.25	10/07/09	600,000
700	County of Sacramento, Administration Center & Courthouse Ser 1990 (COPs)	0.35	10/07/09	700,000
900	County of San Bernardino, 1996 County Center Refinancing (COPs)	0.23	10/07/09	900,000
3,500	East Bay Municipal Utility District, Water System Sub Ser 2007 A Eagle #20080018 Class A (FSA Insd)	0.36	10/07/09	3,500,000
1,000	Eastern Municipal Water District, Water & Sewer Ser 2008 A (COPs)	0.27	10/07/09	1,000,000
1,950	Irvine Ranch Water District, Cons Ser 2009 A	0.28	10/07/09	1,950,000
4,100	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	0.30	10/07/09	4,100,000
	Metropolitan Water District of Southern California,
2,755	Water 2006 Ser A-1	0.25	10/07/09	2,755,000
2,975	Water 2000 Ser B-2	0.23	10/07/09	2,975,000
1,900	Water 2001 Ser C-1	0.25	10/01/09	1,900,000
1,100	Oakland Joint Powers Financing Authority, Fruitvale Transit Village Ser 2001 B	0.29	10/07/09	1,100,000
	San Diego County Regional Transportation Commission,
2,260	Sales Tax 2008 Ser A	0.30	10/07/09	2,260,000
3,005	Sales Tax 2008 Ser B	0.30	10/07/09	3,005,000
500	Santa Clara County-El Camino Hospital District, Valley Medical Center Ser 1985 B	0.25	10/07/09	500,000
	Santa Clara Valley Transportation Authority,
1,045	Sales Tax Ser 2008 A	0.30	10/07/09	1,045,000
2,800	Sales Tax Ser 2008 B	0.27	10/07/09	2,800,000
4,145	Southern California Public Power Authority, Magnolia Power Project A Ser 2009-1	0.22	10/07/09	4,145,000
4,000	Western Municipal Water District Facilities Authority, Ser 2009 A	0.26	10/07/09	4,000,000

	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $96,761,000)			96,761,000

Morgan Stanley California Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

	California Tax-Exempt Commercial Paper (6.7%)
$3,000	Los Angeles Department of Water & Power, Power System	0.30%	11/05/09	0.30%	$3,000,000
1,000	Riverside County Transportation Commission, Ser 2009 B	0.28	12/03/09	0.28	1,000,000
	San Diego County Water Authority,
1,000	Ser 2009 1	0.35	11/19/09	0.35	1,000,000
1,000	Ser 2009 1	0.40	10/14/09	0.40	1,000,000
1,500	San Gabriel Valley Council of Governments, Alameda Corridor East GANs	0.25	10/07/09	0.25	1,500,000

	Total California Tax-Exempt Commercial Paper (Cost $7,500,000)				7,500,000

	California Tax-Exempt Short-Term Municipal Notes and Bonds (7.4%)
	California Community College Financing Authority,
1,500	Ser 2009 A TRANs, dtd 07/21/09	2.00	06/30/10	0.95	1,511,611
1,000	Ser 2009 D TRANs, dtd 08/11/09	2.25	06/30/10	1.25	1,007,377
1,750	California School Cash Reserve Program Authority, 2009-2010 Ser A (COPs) TRANs, dtd 07/06/09	2.50	07/01/10	0.60	1,774,710
	City of San Diego,
1,000	2009-2010 Ser A TRANs, dtd 07/01/09	2.00	12/31/09	0.51	1,003,695
1,000	2009-2010 Ser B TRANs, dtd 07/01/09	2.00	01/29/10	0.52	1,004,823
1,000	County of San Bernardino, Ser 2009-2010 TRANs, dtd 07/01/09	2.00	06/30/10	0.40	1,011,874
1,055	Los Angeles County Schools, Pooled 2009-2010 Ser A TRANs, dtd 07/01/09	2.50	06/30/10	0.85	1,067,858

	Total California Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $8,381,948)				8,381,948

	Total Investments (Cost $112,642,948) (c)			100.0%	112,642,948
	Other Assets in Excess of Liabilities			(0.0)	15,886

	Net Assets			100.0%	$112,658,834

COPs	Certificates of Participation.

GANs	Grant Anticipation Notes.

TRANs	Tax Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at September 30, 2009.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.

Bond Insurance:

FSA	Financial Security Assurance Inc.

MS California Tax-Free Daily Income Trust
Fair Valuation Measurements
9/30/2009
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Short-Term Investments
Tax-Exempt Variable Rate Obligations	$96,761,000	—	$96,761,000	—
Tax-Exempt Commercial Paper	7,500,000	—	7,500,000	—
Tax-Exempt Municipal Notes and Bonds	8,381,948	—	8,381,948	—

Total	$112,642,948	—	$112,642,948	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley California Tax-Free Daily Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2009

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